Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF

July 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds — 99.9%
Alabama — 2.6%
Alabama Community College System, Revenue Bonds
Insured: BAM
4.000%, due 11/1/32	$410,000	$504,573
4.000%, due 11/1/33	660,000	809,314
Birmingham Airport Authority, Revenue Bonds
Insured: BAM
5.000%, due 7/1/32	600,000	800,009
Black Belt Energy Gas District, Revenue Bonds
4.000%, due 6/1/28	1,500,000	1,809,063
Homewood Educational Building Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 12/1/41	1,000,000	1,064,030
		4,986,989
Alaska — 0.1%
Alaska Industrial Development & Export Authority, Revenue Bonds
Series A
5.000% , due 6/1/28	100,000	116,188
Arizona — 1.3%
Arizona Industrial Development Authority, Revenue Bonds
Series A
5.000%, due 11/1/31	550,000	689,328
Series A Insured: BAM
5.000%, due 6/1/31	300,000	382,066
5.000%, due 6/1/32	325,000	412,698
Arizona State University, Revenue Bonds
5.000%, due 7/1/22	130,000	135,843
City of Phoenix Civic Improvement Corp., Revenue Bonds
Series A
5.000%, due 7/1/34	500,000	616,956
Maricopa County Industrial Development Authority, Revenue Bonds
Series C Insured: SD CRED PROG
5.000%, due 7/1/37	300,000	358,566
		2,595,457
Arkansas — 0.3%
Bentonville School District No 6, General Obligation Bonds
5.000%, due 6/1/22	145,000	150,934
University of Central Arkansas, Revenue Bonds
Series A Insured: AGM
5.000%, due 11/1/34	400,000	470,026
		620,960
California — 9.8%
Apple Valley Public Financing Authority, Tax Allocation
Series A Insured: BAM
4.000%, due 6/1/31	1,000,000	1,234,682
Bay Area Toll Authority, Revenue Bonds
0.010%, due 4/1/47(a)	900,000	900,000
5.000%, due 4/1/22	125,000	129,104
Benicia Unified School District, General Obligation Bonds
Series C Insured: AGM
0.270%, due 8/1/23(b)	300,000	298,374
California Municipal Finance Authority, Revenue Bonds
5.000%, due 5/15/31	400,000	510,059
California State Public Works Board, Revenue Bonds
Series A
5.000%, due 9/1/22	120,000	126,375
Series B
4.000%, due 5/1/36	200,000	249,166
Series C
5.000%, due 3/1/22	300,000	308,555
Series F
5.000%, due 4/1/22	100,000	103,263
California State University,
5.000%, due 11/1/21	110,000	111,335
California State University, Revenue Bonds
Series A
5.000%, due 11/1/21	400,000	404,856
Chaffey Joint Union High School District, General Obligation Bonds
Series B
1.160%, due 8/1/34(b)	320,000	201,755
Duarte Unified School District, General Obligation Bonds
Series E Insured: AGM
0.110%, due 11/1/21(b)	595,000	594,836
Dublin Unified School District, General Obligation Bonds
Series C
5.000%, due 8/1/21	100,000	100,000
East Side Union High School District, General Obligation Bonds
Series A
3.000%, due 8/1/21	200,000	200,000
Eastern Municipal Water District, Revenue Bonds
Series A
5.000%, due 7/1/22	175,000	182,883
El Camino Community College District Foundation (The), General Obligation Bonds
5.000%, due 8/1/22	100,000	104,923
Grossmont-Cuyamaca Community College District, General Obligation Bonds
Series A
5.000%, due 8/1/21	100,000	100,000
Hayward Redevelopment Agency Successor Agency, Tax Allocation
5.000%, due 9/1/22	100,000	105,278
Hayward Unified School District, General Obligation Bonds
Insured: AGM
4.000%, due 8/1/45	270,000	320,292
Huntington Beach Public Financing Authority, Revenue Bonds
Series A
5.000%, due 9/1/22	100,000	105,077

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
Imperial Community College District, General Obligation Bonds
Insured: AGC
1.980%, due 8/1/37(b)	$600,000	$437,630
Independent Cities Finance Authority, Revenue Bonds
Insured: AGM
4.000%, due 6/1/29	500,000	596,597
4.000%, due 6/1/36	700,000	839,878
Kelseyville Unified School District, General Obligation Bonds
Series C Insured: AGM
1.480%, due 8/1/31(b)	150,000	117,173
1.680%, due 8/1/33(b)	35,000	24,796
Lake Elsinore School Financing Authority, Special Tax
Insured: BAM
5.000%, due 10/1/33	250,000	321,342
Lodi Unified School District, General Obligation Bonds
Insured: AGM
5.000%, due 8/1/21	175,000	175,000
Long Beach Unified School District, General Obligation Bonds
Series B
5.000%, due 8/1/22	100,000	104,913
Los Angeles Department of Water & Power Water System Revenue, Revenue Bonds
Series C
5.000%, due 7/1/22	100,000	104,514
Manteca Unified School District, General Obligation Bonds
Series C
3.000%, due 8/1/21	115,000	115,000
Metropolitan Water District of Southern California, Revenue Bonds
Series E
0.160% (Municipal Swap Index + 0.14%) , due 7/1/37(a)	1,200,000	1,200,007
Series G
4.000%, due 7/1/22	145,000	150,238
Mojave Water Agency Public Facilities Corp., Revenue Bonds
Series A
5.000%, due 6/1/22	115,000	119,726
Natomas Unified School District, General Obligation Bonds
Insured: BAM
5.000%, due 8/1/21	100,000	100,000
Pittsburg Unified School District, General Obligation Bonds
5.000%, due 8/1/21	100,000	100,000
Rancho Santiago Community College District, General Obligation Bonds
4.000%, due 9/1/21	115,000	115,355
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds
Series O-1
0.010%, due 5/15/45(a)	600,000	600,000
Rio Hondo Community College District, General Obligation Bonds
Series B
5.000%, due 8/1/22	150,000	157,401
Ripon Redevelopment Agency Successor Agency, Tax Allocation
Insured: BAM
4.000%, due 11/1/28	600,000	728,697
Riverside County Community Facilities Districts, Special Tax
Insured: AGM
4.000%, due 9/1/35	1,060,000	1,291,914
Riverside County Redevelopment Successor Agency, Tax Allocation
Series B Insured: BAM
0.000%, due 10/1/41	265,000	315,733
Rocklin Unified School District, General Obligation Bonds
Insured: NATL
0.000%, due 8/1/21(b)	990,000	990,000
Roseville Natural Gas Financing Authority, Revenue Bonds
5.000%, due 2/15/24	560,000	625,869
Sacramento City Unified School District, General Obligation Bonds
Insured: AGM
0.630%, due 7/1/24(b)	305,000	299,453
San Diego Community College District, General Obligation Bonds
5.000%, due 8/1/21	100,000	100,000
San Jose Unified School District, General Obligation Bonds
5.000%, due 8/1/21	115,000	115,000
Santa Ana College Improvement District #1 Rancho Santiago Community College Dist, General Obligation Bonds
Series C
4.000%, due 8/1/21	130,000	130,000
Santa Clara County Financing Authority, Revenue Bonds
Series A
5.000%, due 4/1/22	100,000	103,270
Santa Clara Valley Transportation Authority, Revenue Bonds
Series A
5.000%, due 6/1/22	200,000	208,219
Santa Paula Unified School District, General Obligation Bonds
2.000%, due 8/1/21	100,000	100,000
Sonoma County Junior College District, General Obligation Bonds
5.000%, due 8/1/22	170,000	178,387
State of California, General Obligation Bonds
4.000%, due 9/1/32	500,000	583,931
5.000%, due 10/1/21	115,000	115,918
5.000%, due 8/1/22	240,000	251,816
5.000%, due 9/1/22	150,000	158,002
University of California, Revenue Bonds
Series AO
5.000%, due 5/15/22	100,000	103,889
Series AZ
5.000%, due 5/15/22	100,000	103,889
Series G
4.000%, due 5/15/22	200,000	206,164

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
West Sacramento Financing Authority, Revenue Bonds
Insured: BAM
4.000%, due 10/1/31	$250,000	$292,291
Westlands Water District, Revenue Bonds
Series A Insured: AGM
5.000%, due 9/1/21	150,000	150,578
Westminster School District, General Obligation Bonds
Series B Insured: BAM
0.370%, due 8/1/48(b)	100,000	17,773
Westside Union School District, General Obligation Bonds
Series A
4.000%, due 8/1/22	100,000	103,919
		19,045,095
Colorado — 3.4%
Cherokee Metropolitan District, Revenue Bonds
Insured: BAM
4.000%, due 8/1/34	200,000	249,774
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
Series A Insured: Moral Obligation Bond
4.000%, due 7/1/36	1,000,000	1,214,548
Colorado Health Facilities Authority, Revenue Bonds
Series A-1
5.000%, due 8/1/34	75,000	95,954
5.000%, due 8/1/35	105,000	134,140
Series A-2
5.000%, due 8/1/32	110,000	141,564
5.000%, due 8/1/33	90,000	115,479
Crystal Valley Metropolitan District No 2, General Obligation Bonds
Series A Insured: AGM
4.000%, due 12/1/36	500,000	603,828
Dawson Ridge Metropolitan District No 1, General Obligation Bonds
Series A
0.200%, due 10/1/22(b)	175,000	174,594
Series B
0.200%, due 10/1/22(b)	115,000	114,733
El Paso County School District No 3 Widefield, Certificates of Participation
Insured: AGM
4.000%, due 12/1/36	900,000	1,106,296
4.000%, due 12/1/41	1,315,000	1,591,719
Grand River Hospital District, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/37	425,000	500,225
Lewis Pointe Metropolitan District, General Obligation Bonds
Insured: BAM
4.000%, due 12/1/21	310,000	313,802
4.000%, due 12/1/24	225,000	251,340
		6,607,996
Connecticut — 2.7%
City of Bridgeport CT, General Obligation Bonds
Series A
5.000%, due 11/1/33	600,000	736,516
City of Hartford CT, General Obligation Bonds
Series A Insured: BAM
5.000%, due 4/1/30	100,000	106,630
City of New Britain CT, General Obligation Bonds
Series B Insured: AGM
5.250%, due 9/1/30	600,000	764,128
City of West Haven CT, General Obligation Bonds
Insured: BAM
4.000%, due 3/15/29	200,000	237,391
4.000%, due 3/15/30	125,000	149,484
Connecticut State Health & Educational Facilities Authority, Revenue Bonds
Series I-1
5.000%, due 7/1/33	350,000	423,851
Mattabassett District, Revenue Bonds
Insured: BAM
5.000%, due 8/1/23	400,000	437,333
State of Connecticut Special Tax Revenue, Revenue Bonds
4.000%, due 5/1/36	500,000	609,622
Series A Insured: AGM
4.000%, due 5/1/38	1,500,000	1,844,422
		5,309,377
Delaware — 0.2%
State of Delaware, General Obligation Bonds
5.000%, due 3/1/22	370,000	380,617

District of Columbia — 0.1%
District of Columbia, Revenue Bonds
Series A
5.000%, due 12/1/21	300,000	304,873

Florida — 3.2%
Central Florida Expressway Authority, Revenue Bonds
Insured: AGM
4.000%, due 7/1/34	1,000,000	1,253,002
City of Jacksonville FL, Revenue Bonds
Series A
5.000%, due 10/1/21	170,000	171,358
County of Miami-Dade FL Aviation Revenue, Revenue Bonds
Series A
4.000%, due 10/1/34	500,000	611,329
4.000%, due 10/1/39	400,000	481,704
County of Miami-Dade FL Water & Sewer System Revenue, Revenue Bonds
4.000%, due 10/1/34	1,000,000	1,234,010
County of Palm Beach FL, Revenue Bonds
5.000%, due 6/1/23	115,000	119,701
Florida Development Finance Corp., Revenue Bonds
Series A
4.000%, due 7/1/24	200,000	216,682
Florida Municipal Power Agency, Revenue Bonds
Series A
3.000%, due 10/1/33	500,000	554,952

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Florida (continued)
Orange County Convention Center/Orlando, Revenue Bonds
Series B
5.000%, due 10/1/31	$500,000	$604,893
School Board of Miami-Dade County (The), Certificates of Participation
Series A
5.000%, due 5/1/31	260,000	281,769
State of Florida, General Obligation Bonds
Series A
5.000%, due 6/1/22	150,000	156,151
Series C
4.000%, due 6/1/30	500,000	515,818
		6,201,369
Georgia — 1.1%
Atlanta Development Authority (The), Revenue Bonds
0.030%, due 11/1/30(a)	905,000	905,000
Development Authority of Monroe County (The), Revenue Bonds
Series B
0.020%, due 1/1/36(a)	700,000	700,000
Municipal Electric Authority of Georgia, Revenue Bonds
Series A
5.000%, due 1/1/38	500,000	624,575
		2,229,575
Guam — 0.3%
Guam Government Waterworks Authority, Revenue Bonds
5.250%, due 7/1/33	500,000	547,128

Hawaii — 0.2%
City & County of Honolulu HI, General Obligation Bonds
Series B
5.000%, due 11/1/21	100,000	101,199
Series D
5.000%, due 8/1/22	235,000	246,449
County of Maui HI, General Obligation Bonds
5.000%, due 9/1/21	150,000	150,578
		498,226
Idaho — 0.8%
Idaho Housing & Finance Association, Revenue Bonds
Series A
5.000%, due 7/15/33	1,100,000	1,485,585

Illinois — 12.3%
Chicago Board of Education, General Obligation Bonds
Series A Insured: AGM
5.000%, due 12/1/27	500,000	626,331
Series A Insured: NATL
0.440%, due 12/1/21(b)	110,000	109,837
Chicago O'Hare International Airport, Revenue Bonds
Series C
5.000%, due 1/1/28	100,000	119,054
Chicago Park District, General Obligation Bonds
Series C Insured: BAM
5.000%, due 1/1/27	250,000	272,180
Series E Insured: BAM
4.000%, due 11/15/31	500,000	605,987
City of Aurora IL, Revenue Bonds
0.030%, due 5/1/28(a)	900,000	900,000
City of Galesburg IL, Revenue Bonds
0.030%, due 3/1/31(a)	1,000,000	1,000,000
Cook County Township High School District No 220 Reavis, General Obligation Bonds
Insured: BAM
5.000%, due 12/1/25	600,000	707,395
Illinois Development Finance Authority, Revenue Bonds
0.030%, due 9/1/28(a)	1,750,000	1,750,000
Illinois Finance Authority, Revenue Bonds
0.020%, due 11/1/38(a)	750,000	750,000
Series A
5.000%, due 8/15/32	1,500,000	2,045,189
Series B
0.020%, due 8/1/35(a)	220,000	220,000
0.030%, due 8/15/49(a)	600,000	600,000
Kane & DeKalb Counties Community Unit School District No 301 Burlington, General Obligation Bonds
Insured: NATL
0.370%, due 12/1/22(b)	400,000	398,029
Kendall Kane & Will Counties Community Unit School District No 308, General Obligation Bonds
Insured: AGM
0.960%, due 2/1/26(b)	450,000	430,983
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds
Series A Insured: AGM
5.000%, due 11/1/32	320,000	388,995
Northern Illinois University, Revenue Bonds
Insured: BAM
4.000%, due 10/1/43	625,000	739,689
5.000%, due 10/1/26	250,000	301,925
5.000%, due 10/1/28	650,000	820,434
5.000%, due 10/1/30	690,000	904,173
Sales Tax Securitization Corp., Revenue Bonds
Series A
5.000%, due 1/1/30	500,000	660,028
Sangamon County School District No 186 Springfield, General Obligation Bonds
Series C Insured: AGM
5.000%, due 6/1/29	500,000	649,483
Sangamon Logan & Menard Counties Community Unit School Dist No 15 Williamsville, General Obligation Bonds
Series B Insured: BAM
5.000%, due 12/1/32	500,000	640,283
Southwestern Illinois Development Authority, Revenue Bonds
4.000%, due 10/15/24	165,000	182,372

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
4.000%, due 4/15/31	$450,000	$549,067
4.000%, due 4/15/33	250,000	302,546
State of Illinois, General Obligation Bonds
Series A Insured: AGM
4.125%, due 4/1/33	550,000	581,797
Series C
5.000%, due 11/1/29	500,000	614,646
Series D
5.000%, due 11/1/24	250,000	286,420
5.000%, due 11/1/28	250,000	309,258
State of Illinois, Revenue Bonds
4.500%, due 6/15/36	500,000	502,093
Insured: BAM
4.250%, due 6/15/30	500,000	501,101
Town of Cicero IL, General Obligation Bonds
Insured: BAM
5.000%, due 12/1/26	230,000	244,886
5.000%, due 1/1/30	450,000	565,975
Upper Illinois River Valley Development Authority, Revenue Bonds
5.250%, due 12/1/38	425,000	500,839
Village of Matteson IL, Revenue Bonds
Insured: BAM
5.000%, due 12/1/29	465,000	579,435
Village of Mundelein IL, General Obligation Bonds
Insured: AGM
4.000%, due 12/15/39	100,000	117,262
Village of Park Forest IL, General Obligation Bonds
Insured: BAM
4.000%, due 1/1/23	235,000	247,222
4.000%, due 1/1/25	475,000	528,593
Village of Stone Park IL, General Obligation Bonds
Series B Insured: BAM
4.000%, due 2/1/23	135,000	139,796
Will County School District No 114 Manhattan, General Obligation Bonds
Insured: AGM
3.500%, due 1/1/26	840,000	893,548
Woodford Lasalle Livingston Etc Counties Community Unit Sch Dist No 6 Fieldcrest, General Obligation Bonds
Series A Insured: BAM
4.000%, due 12/1/35	500,000	591,441
		23,878,292
Indiana — 1.3%
Indiana Finance Authority, Revenue Bonds
Series 1
4.000%, due 10/1/35	500,000	627,820
4.000%, due 10/1/36	500,000	626,214
Series A
1.400%, due 8/1/29	1,000,000	1,004,552
MSD of Wash Township School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.000%, due 7/15/35	225,000	288,499
		2,547,085
Iowa — 0.9%
Benton Etc Counties College Community School District, Revenue Bonds
Insured: BAM
2.000%, due 6/1/23	265,000	273,368
Iowa Finance Authority, Revenue Bonds
Series E
0.030%, due 2/15/41(a)	500,000	500,000
Iowa State University of Science & Technology, Revenue Bonds
Series I.S.U. 2020 Insured: BAM
5.000%, due 7/1/22	400,000	417,754
Western Dubuque County Community School District, General Obligation Bonds
2.000%, due 6/1/23	500,000	516,318
		1,707,440
Kentucky — 0.9%
City of Berea KY, Revenue Bonds
0.030%, due 6/1/32(a)	600,000	600,000
Kentucky Economic Development Finance Authority, Revenue Bonds
Series A
5.000%, due 7/1/28	335,000	380,639
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
Insured: BAM
4.000%, due 6/1/36	75,000	84,576
Louisville/Jefferson County Metropolitan Government, Revenue Bonds
5.000%, due 10/1/32	500,000	601,221
		1,666,436
Louisiana — 3.1%
Cameron Parish School District No 15, General Obligation Bonds
4.000%, due 10/1/22	125,000	129,569
5.000%, due 10/1/23	205,000	223,246
5.000%, due 10/1/29	290,000	364,060
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds
Series C Insured: BAM
5.000%, due 12/1/31	100,000	129,136
City of Youngsville LA, Revenue Bonds
Insured: BAM
4.000%, due 5/1/32	250,000	307,185
4.000%, due 5/1/34	300,000	365,100
Louisiana Offshore Terminal Authority, Revenue Bonds
Series B
0.030%, due 9/1/33(a)	600,000	600,000
Louisiana Public Facilities Authority, Revenue Bonds
5.000%, due 10/1/35	150,000	199,384
Louisiana Stadium & Exposition District, Revenue Bonds
4.000%, due 7/3/23	1,500,000	1,586,694
New Orleans Aviation Board, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/37	600,000	752,596

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Louisiana (continued)
Port New Orleans Board of Commissioners, Revenue Bonds
Series B Insured: AGM
5.000%, due 4/1/36	$620,000	$753,331
Ward Two Water District of Livingston Parish, Revenue Bonds
Insured: BAM
3.000%, due 4/1/22	300,000	305,138
3.000%, due 4/1/23	300,000	312,403
		6,027,842
Maine — 0.9%
Finance Authority of Maine, Revenue Bonds
Series A-1 Insured: AGC
5.000%, due 12/1/26	155,000	184,484
Maine Health & Higher Educational Facilities Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 7/1/22	500,000	522,616
5.000%, due 7/1/31	225,000	306,518
5.000%, due 7/1/32	500,000	679,366
		1,692,984
Maryland — 0.6%
County of Baltimore MD, General Obligation Bonds
4.000%, due 3/1/33	1,000,000	1,204,131

Massachusetts — 0.8%
City of Worcester MA, General Obligation Bonds
Insured: AGM
3.000%, due 2/15/31	500,000	573,021
Commonwealth of Massachusetts, Revenue Bonds
Insured: NATL
5.500%, due 1/1/25	250,000	292,502
Massachusetts Bay Transportation Authority, Revenue Bonds
4.000%, due 12/1/21	250,000	253,250
Massachusetts School Building Authority, Revenue Bonds
Series B
5.000%, due 10/15/41	175,000	176,736
Town of Billerica MA, General Obligation Bonds
5.000%, due 10/15/21	185,000	186,830
		1,482,339
Michigan — 5.7%
City of Greenville MI, Revenue Bonds
Insured: AGM
4.000%, due 6/1/39	830,000	1,003,387
4.000%, due 6/1/41	895,000	1,075,877
City of Owosso MI, General Obligation Bonds
Insured: AGM
4.000%, due 5/1/23	160,000	170,441
4.000%, due 5/1/24	115,000	126,591
City of Saginaw MI Water Supply System Revenue, Revenue Bonds
Insured: AGM
4.000%, due 7/1/22	700,000	724,500
4.000%, due 7/1/23	700,000	750,415
City of Taylor MI, General Obligation Bonds
Series 2021 Insured: BAM
4.000%, due 3/1/31	250,000	314,024
Jackson County Intermediate School District, General Obligation Bonds
Insured: AGM
5.000%, due 5/1/24	115,000	129,832
Michigan Finance Authority, Revenue Bonds
5.000%, due 11/15/21	1,000,000	1,013,722
Series A
5.000%, due 2/15/34	235,000	304,890
Series A Class 1
4.000%, due 6/1/34	500,000	621,696
Michigan State University, Revenue Bonds
Series A
0.030%, due 2/15/33(a)	1,665,000	1,665,000
Van Buren Public Schools, General Obligation Bonds
Insured: BAM
4.000%, due 11/1/35	1,700,000	2,042,885
4.000%, due 11/1/36	1,040,000	1,247,492
		11,190,752
Minnesota — 0.7%
City of Minneapolis MN, Revenue Bonds
0.040%, due 6/1/32(a)	1,325,000	1,325,000

Missouri — 0.6%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds
4.000%, due 8/1/25	150,000	170,227
4.500%, due 1/1/39	1,000,000	1,088,829
		1,259,056
Montana — 0.3%
City of Bozeman MT, Tax Allocation
Insured: AGM
4.000%, due 7/1/28	170,000	202,431
Montana Facility Finance Authority, Revenue Bonds
5.000%, due 6/1/24	375,000	423,055
		625,486
Nebraska — 2.1%
Central Plains Energy Project, Revenue Bonds
5.000%, due 3/1/50(a)	600,000	663,597
5.250%, due 9/1/37	3,340,000	3,519,682
		4,183,279
Nevada — 0.9%
City of North Las Vegas NV, General Obligation Bonds
Insured: BAM
5.000%, due 6/1/25	1,220,000	1,433,863
Las Vegas Convention & Visitors Authority, Revenue Bonds
Series B
5.000%, due 7/1/43	250,000	305,571
		1,739,434

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

New Hampshire — 0.4%
New Hampshire Business Finance Authority, Revenue Bonds
Series A
4.000%, due 4/1/30	$675,000	$761,230

New Jersey — 6.6%
Atlantic City Board of Education, General Obligation Bonds
Insured: AGM
4.000%, due 4/1/22	300,000	306,955
Atlantic County Improvement Authority (The), Revenue Bonds
Insured: AGM
5.000%, due 7/1/32	325,000	438,337
City of Newark NJ, General Obligation Bonds
Series B Insured: AGM
5.000%, due 10/1/25	600,000	704,079
Essex County Improvement Authority, Revenue Bonds
4.000%, due 7/15/28	415,000	486,879
Series A Insured: BAM
5.000%, due 8/1/33	170,000	228,104
5.000%, due 8/1/34	175,000	234,186
5.000%, due 8/1/35	250,000	333,962
New Jersey Economic Development Authority, Revenue Bonds
Series A
4.000%, due 7/1/22	1,220,000	1,262,244
New Jersey Educational Facilities Authority, Revenue Bonds
Series C Insured: AGM
5.000%, due 7/1/25	470,000	554,202
Series F Insured: BAM
5.000%, due 7/1/25	300,000	354,140
New Jersey Health Care Facilities Financing Authority, Revenue Bonds
Series C
0.010%, due 7/1/43(a)	600,000	600,000
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series E Insured: HUD
1.500%, due 9/1/22(a)	500,000	500,516
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Insured: BHAC-CR AMBAC
0.470%, due 12/15/24(b)	690,000	679,051
Series A
1.170%, due 12/15/26(b)	650,000	610,627
New Jersey Turnpike Authority, Revenue Bonds
Series D-1
0.770% (1-Month LIBOR + 0.70%), due 1/1/24(a)	1,000,000	1,010,055
Newark Board of Education, General Obligation Bonds
Insured: BAM
3.000%, due 7/15/39	700,000	766,545
5.000%, due 7/15/30	750,000	999,673
Insured: School Bond Reserve Fund
5.000%, due 7/15/23	300,000	327,999
Salem County Improvement Authority, Revenue Bonds
Insured: AGM
4.000%, due 8/15/30	195,000	235,245
4.000%, due 8/15/31	180,000	219,842
South Jersey Port Corp., Revenue Bonds
Series B
5.000%, due 1/1/31	500,000	612,039
State of New Jersey, General Obligation Bonds
Series A
4.000%, due 6/1/31	500,000	630,932
5.000%, due 6/1/29	500,000	658,726
		12,754,338
New York — 8.0%
Albany County Airport Authority, Revenue Bonds
5.000%, due 12/15/22	370,000	394,633
Avon Central School District, General Obligation Bonds
Insured: AGM
2.000%, due 6/15/23	335,000	345,970
2.000%, due 6/15/24	645,000	675,171
City of Syracuse NY, General Obligation Bonds
Series A Insured: AGM
4.000%, due 5/15/32	250,000	295,055
County of Suffolk NY, General Obligation Bonds
Series C Insured: BAM
5.000%, due 2/1/23	410,000	439,128
Highland Central School District, General Obligation Bonds
Insured: AGM
2.000%, due 6/15/22	300,000	304,610
Metropolitan Transportation Authority, Revenue Bonds
0.030%, due 11/1/35(a)	800,000	800,000
Series A-1
5.000%, due 11/15/29	500,000	595,219
Series A-2S
4.000%, due 2/1/22	625,000	636,541
Series B Insured: AMBAC
5.250%, due 11/15/24	500,000	580,588
Series B-1
5.000%, due 5/15/22	200,000	207,443
Series C
5.000%, due 11/15/38	250,000	267,155
5.000%, due 11/15/42	500,000	533,228
Minisink Valley Central School District, General Obligation Bonds
4.000%, due 4/15/22	100,000	102,776
Monroe County Industrial Development Corp., Revenue Bonds
5.000%, due 5/1/24	500,000	563,901
Series A
4.000%, due 12/1/36	375,000	452,871
New York City Housing Development Corp., Revenue Bonds
Series F-2 Insured: Federal Housing Administration
0.600%, due 5/1/61(a)	1,500,000	1,506,542
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds
Series S-3
5.000%, due 7/15/33	150,000	191,416

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

New York (continued)
New York Convention Center Development Corp., Revenue Bonds
Series B Insured: BAM
1.710%, due 11/15/33(b)	$500,000	$405,740
New York Liberty Development Corp., Revenue Bonds
Class 1
2.450%, due 9/15/69	500,000	530,014
New York State Dormitory Authority, Revenue Bonds
Series A
3.000%, due 3/15/38	500,000	554,991
5.000%, due 10/1/23	850,000	931,042
Series A Insured: AGM
5.000%, due 10/1/33	500,000	638,567
New York State Thruway Authority, Revenue Bonds
Series J
4.125%, due 1/1/31	200,000	216,719
New York State Urban Development Corp., Revenue Bonds
Series A
5.000%, due 3/15/36	500,000	660,318
Series C
4.000%, due 3/15/37	400,000	485,563
New York Transportation Development Corp., Revenue Bonds
Series C
5.000%, due 12/1/27	150,000	189,799
Port Authority of New York & New Jersey, Revenue Bonds
4.000%, due 9/1/43	400,000	472,484
Town of Oyster Bay NY, General Obligation Bonds
Insured: BAM
4.000%, due 11/1/23	500,000	542,156
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series A-2
2.000%, due 5/15/45(a)	1,000,000	1,073,054
		15,592,694
North Carolina — 0.5%
City of Asheville NC, Revenue Bonds
4.000%, due 10/1/21	215,000	216,363
North Carolina Turnpike Authority, Revenue Bonds
5.000%, due 2/1/24	500,000	558,753
Western Carolina University, Revenue Bonds
4.000%, due 10/1/21	125,000	125,787
		900,903
Ohio — 0.9%
City of Dublin OH, General Obligation Bonds
4.000%, due 12/1/21	125,000	126,621
Columbus City School District, General Obligation Bonds
Insured: AGM
1.230%, due 12/1/28(b)	100,000	91,403
Triway Local School District, Certificates of Participation
Insured: BAM
3.000%, due 12/1/22	800,000	829,769
3.000%, due 12/1/23	675,000	717,930
		1,765,723
Oregon — 0.1%
State of Oregon, General Obligation Bonds
Series E
5.000%, due 6/1/22	100,000	104,093
Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds
Series A
5.000%, due 10/1/21	150,000	151,173
		255,266
Pennsylvania — 6.7%
Bucks County Industrial Development Authority, Revenue Bonds
5.000%, due 9/15/41	1,000,000	1,005,726
Butler County General Authority, Revenue Bonds
Insured: AGM
0.030%, due 8/1/31(a)	1,790,000	1,790,000
City of Erie PA, General Obligation Bonds
Series C Insured: AGM
2.050%, due 11/15/37(b)	750,000	470,819
City of Oil City PA, General Obligation Bonds
Series A Insured: AGM
4.000%, due 12/1/37	885,000	1,046,686
City of Philadelphia PA Airport Revenue, Revenue Bonds
Series A
4.000%, due 7/1/35	500,000	610,539
Coatesville Area School District Building Authority, Revenue Bonds
Insured: BAM
5.000%, due 12/1/21	310,000	314,484
County of Cambria PA, General Obligation Bonds
Series B Insured: AGM
4.000%, due 8/1/32	250,000	289,875
Fayette County Hospital Authority, Revenue Bonds
0.030%, due 6/1/37(a)	1,100,000	1,100,000
Forest Hills School District, General Obligation Bonds
Insured: BAM
5.000%, due 8/15/21	100,000	100,159
5.000%, due 8/15/23	265,000	290,937
Hazle Township Municipal Authority, Revenue Bonds
Insured: BAM
4.000%, due 12/1/24	240,000	268,265
Hazleton Area School District, General Obligation Bonds
Series A
3.125%, due 3/1/26	115,000	116,988
North East School District, General Obligation Bonds
Insured: AGM
2.000%, due 9/1/22	250,000	254,636
4.000%, due 9/1/23	285,000	306,702

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Pennsylvania (continued)
North Pocono School District, General Obligation Bonds
Series A Insured: AGM
4.000%, due 9/15/32	$250,000	$300,878
Pennsylvania Economic Development Financing Authority, Revenue Bonds
4.000%, due 1/1/29	450,000	529,664
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
Series A
2.250%, due 8/15/41(a)	160,000	160,112
Series A Insured: AGC
0.700% (3-Month LIBOR + 0.60%), due 7/1/27(a)	165,000	163,966
Pittsburgh Water & Sewer Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 9/1/32	550,000	718,062
Ridley School District, General Obligation Bonds
Series A Insured: AGM
4.000%, due 11/15/33	850,000	1,034,283
Spring Cove School District, General Obligation Bonds
Series A Insured: BAM
4.000%, due 11/15/22	500,000	523,665
Upper Darby School District, General Obligation Bonds
Series A Insured: BAM
4.000%, due 4/1/38	250,000	301,610
4.000%, due 4/1/39	250,000	300,933
Series AZ Insured: BAM
4.000%, due 4/1/37	325,000	392,937
Warrior Run School District/Montour Northumberland Union County PA, General Obligation Bonds
Insured: AGM
4.000%, due 9/1/36	255,000	284,153
Wilkinsburg-Penn Joint Water Authority (The), Revenue Bonds
Insured: BAM
4.000%, due 9/15/23	250,000	269,159
		12,945,238
Puerto Rico — 0.3%
Commonwealth of Puerto Rico, General Obligation Bonds
Series A Insured: AGM
5.000%, due 7/1/35	470,000	483,826
Puerto Rico Convention Center District Authority, Revenue Bonds
Series A Insured: AGC
4.500%, due 7/1/36	60,000	61,129
Puerto Rico Electric Power Authority, Revenue Bonds
Series PP Insured: NATL
5.000%, due 7/1/24	25,000	25,542
		570,497
Rhode Island — 1.1%
Providence Public Building Authority, Revenue Bonds
Series B Insured: AGM
5.000%, due 6/15/32	250,000	314,979
Rhode Island Health and Educational Building Corp., Revenue Bonds
5.000%, due 5/15/25	500,000	577,737
State of Rhode Island, General Obligation Bonds
Series A
4.000%, due 4/1/34	1,000,000	1,196,847
		2,089,563
South Carolina — 0.2%
South Carolina Public Service Authority, Revenue Bonds
Series B
5.000%, due 12/1/36	100,000	121,426
Series C
5.000%, due 12/1/36	185,000	187,799
		309,225
Texas — 11.2%
Arlington Higher Education Finance Corp., Revenue Bonds
Insured: PSF-GTD
4.000%, due 8/15/24	165,000	183,536
4.000%, due 8/15/25	255,000	291,493
4.000%, due 8/1/29	475,000	582,769
4.000%, due 8/15/35	1,000,000	1,259,549
Central Texas Turnpike System, Revenue Bonds
Series A Insured: BHAC-CR AMBAC
0.620%, due 8/15/26(b)	750,000	726,945
City of Dallas TX Waterworks & Sewer System Revenue, Revenue Bonds
5.000%, due 10/1/21	125,000	126,000
City of Houston TX Combined Utility System Revenue, Revenue Bonds
Insured: AGM
0.450%, due 12/1/25(b)	465,000	456,042
City of Houston TX Hotel Occupancy Tax & Special Revenue, Revenue Bonds
Series B Insured: AGM
0.400%, due 9/1/22(b)	140,000	139,401
City of Mission TX, General Obligation Bonds
Insured: BAM
5.000%, due 2/15/23	920,000	985,426
City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds
4.000%, due 2/1/34	250,000	287,280
Series A
5.000%, due 2/1/37	290,000	385,466
City of Temple TX, Tax Allocation
Series A Insured: BAM
5.000%, due 8/1/23	145,000	158,472
5.000%, due 8/1/24	135,000	153,216
5.000%, due 8/1/25	270,000	316,596
5.000%, due 8/1/27	125,000	154,215
5.000%, due 8/1/28	200,000	253,095
5.000%, due 8/1/29	200,000	256,093
5.000%, due 8/1/30	225,000	292,105
Clifton Higher Education Finance Corp., Revenue Bonds
Insured: PSF-GTD
3.000%, due 8/15/34	250,000	282,600
3.000%, due 8/15/35	250,000	281,317
3.000%, due 8/15/37	250,000	279,063

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
3.000%, due 8/15/39	$250,000	$277,317
4.000%, due 8/15/23	170,000	182,829
4.000%, due 8/15/24	235,000	261,070
4.000%, due 8/15/25	310,000	353,355
4.000%, due 8/15/33	1,000,000	1,200,460
5.000%, due 8/15/26	275,000	334,122
5.000%, due 8/15/27	570,000	710,314
Cotulla Independent School District, General Obligation Bonds
Insured: PSF-GTD
3.000%, due 2/15/22	150,000	152,349
County of Bexar TX, General Obligation Bonds
5.000%, due 6/15/26	1,500,000	1,705,318
County of Bexar TX, Revenue Bonds
5.000%, due 8/15/21	100,000	100,160
Dallas Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 8/15/23	200,000	210,183
Dallas Performing Arts Cultural Facilities Corp., Revenue Bonds
Series B
0.020%, due 9/1/41(a)	1,515,000	1,515,000
Fort Bend County Municipal Utility District No 2, General Obligation Bonds
Series A Insured: AGM
4.000%, due 10/1/23	105,000	113,445
4.000%, due 10/1/24	110,000	122,336
Fort Bend County Municipal Utility District No 215, General Obligation Bonds
Insured: BAM
4.000%, due 9/1/24	125,000	138,118
Fort Bend County Municipal Utility District No 23, General Obligation Bonds
Insured: BAM
4.000%, due 9/1/23	395,000	425,515
4.000%, due 9/1/24	205,000	227,444
Greater Greenspoint Redevelopment Authority, Tax Allocation
Insured: AGM
4.000%, due 9/1/32	350,000	410,076
4.000%, due 9/1/33	370,000	432,178
Greater Texoma Utility Authority, Revenue Bonds
Insured: AGM
5.000%, due 10/1/23	225,000	248,199
5.000%, due 10/1/24	240,000	274,605
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds
Series A
3.000%, due 10/1/40	250,000	277,259
Houston Higher Education Finance Corp., Revenue Bonds
1.500%, due 10/1/23	230,000	230,004
Martin County Hospital District, General Obligation Bonds
4.000%, due 4/1/22	100,000	102,345
North Texas Tollway Authority, Revenue Bonds
Series B
5.000%, due 1/1/25	1,400,000	1,623,654
Southwest Higher Education Authority, Inc., Revenue Bonds
Series A
5.000%, due 10/1/21	100,000	100,782
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds
5.000%, due 12/15/22	250,000	266,109
5.000%, due 12/15/23	250,000	277,558
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds
Series A
4.000%, due 6/30/32	500,000	611,377
Uptown Development Authority, Tax Allocation
Series A
5.000%, due 9/1/35	500,000	578,295
Viridian Municipal Management District, General Obligation Bonds
Insured: BAM
4.000%, due 12/1/24	360,000	402,397
		21,714,852
Utah — 2.1%
Utah Associated Municipal Power Systems, Revenue Bonds
Series A
5.000%, due 9/1/31	500,000	617,521
Utah Charter School Finance Authority, Revenue Bonds
Insured: UT CSCE
4.000%, due 4/15/40	250,000	293,671
Utah Infrastructure Agency, Revenue Bonds
3.000%, due 10/15/24	520,000	560,892
Vineyard Redevelopment Agency, Tax Allocation
Insured: AGM
4.000%, due 5/1/33	150,000	183,744
4.000%, due 5/1/35	215,000	261,428
4.000%, due 5/1/37	300,000	362,718
5.000%, due 5/1/22	800,000	827,960
5.000%, due 5/1/24	350,000	394,415
5.000%, due 5/1/29	400,000	517,023
		4,019,372
Virginia — 0.1%
Norfolk Airport Authority, Revenue Bonds
5.000%, due 7/1/28	150,000	192,818

Washington — 3.2%
Auburn School District No 408 of King & Pierce Counties, General Obligation Bonds
Insured: SCH BD GTY
4.000%, due 12/1/34	500,000	597,333
4.000%, due 12/1/36	500,000	596,994
City of Bellevue WA, General Obligation Bonds
5.000%, due 12/1/21	150,000	152,436
City of Bellingham WA Water & Sewer Revenue, Revenue Bonds
5.000%, due 8/1/22	245,000	256,987

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Washington (continued)
City of Seattle WA Drainage & Wastewater Revenue, Revenue Bonds
5.000%, due 5/1/22	$100,000	$103,681
King County School District No 210 Federal Way, General Obligation Bonds
Insured: SCH BD GTY
4.000%, due 12/1/35	1,000,000	1,194,927
King County School District No 412 Shoreline, General Obligation Bonds
Insured: SCH BD GTY
4.000%, due 12/1/36	1,000,000	1,215,785
Kitsap County School District No 401 Central Kitsap, General Obligation Bonds
Insured: SCH BD GTY
5.000%, due 12/1/21	100,000	101,624
Spokane Public Facilities District, Revenue Bonds
5.000%, due 12/1/35	535,000	622,183
State of Washington,
5.000%, due 6/1/22	125,000	130,105
State of Washington, General Obligation Bonds
Series A
5.000%, due 8/1/21	155,000	155,000
Series D
5.000%, due 6/1/22	180,000	187,351
State of Washington, Revenue Bonds
Series F
5.000%, due 9/1/22	325,000	342,301
Washington State Convention Center Public Facilities District, Revenue Bonds
5.000%, due 7/1/37	500,000	635,804
		6,292,511
West Virginia — 0.7%
City of Wheeling WV Waterworks & Sewerage System Revenue, Revenue Bonds
Series A Insured: BAM
4.000%, due 6/1/24	115,000	126,783
4.000%, due 6/1/26	125,000	145,006
4.000%, due 6/1/27	280,000	331,126
4.000%, due 6/1/29	460,000	562,610
Morgantown Utility Board, Inc., Revenue Bonds
Series A Insured: BAM
4.000%, due 12/1/34	200,000	242,883
		1,408,408
Wisconsin — 0.6%
University of Wisconsin Hospitals & Clinics, Revenue Bonds
Series B
0.040%, due 4/1/48(a)	600,000	600,000
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 2/15/33	425,000	554,195
		1,154,195
Total Municipal Bonds
(Cost $190,506,345)		194,185,824

	Shares	Value
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Fidelity Investments Money Market Treasury Only Class I, 1.00%(c)
(Cost $121,255)	121,255	$121,255

Total Investments — 100.0%
(Cost $190,627,600)		194,307,079
Other Assets and Liabilities, Net — 0.0%(d)		94,617
Net Assets — 100.0%		$194,401,696

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2021.
(b)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(c)	Reflects the 7-day yield at July 31, 2021.
(d)	Less than 0.05%

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
BHAC-CR	- Berkshire Hathaway Assurance Corp. Custodial Receipts
HUD	- Housing and Urban Development Section 8.
LIBOR	- London InterBank Offered Rate
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed.
SCH BD GTY	- School Bond Guaranty Program
ST INTERCEPT	- State Tax Intercept
UT CSCE	- Utah Charter School Credit Enhancement

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2021 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Municipal Bonds	$–	$194,185,824	$–	$194,185,824
Short-Term Investment:
Money Market Fund	121,255	–	–	121,255
Total Investments in Securities	$121,255	$194,185,824	$–	$194,307,079

(e)	For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended July 31, 2021, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.